Cover	Aug. 18, 2025
Document Information [Line Items]
Document Type	424B3
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Nuveen Churchill Private Capital Income Fund
Entity Central Index Key	0001911066